Operating Segments Information (Tables)	12 Months Ended
Dec. 31, 2019
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Geographic Information

1)	Geographic information

	Net Revenue from External Customers
	Year Ended	Noncurrent Assets
	December 31	December 31,
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Taiwan	$88,046.1	$1,039,471.3	$1,344,352.6
United States	635,851.7	7,569.8	8,850.1
China	110,201.4	43,574.5	38,586.6
Europe, the Middle East and Africa	69,046.8	8.3	186.2
Japan	60,628.0	13.1	27.1
Others	13,673.2	—	3.1

	$977,447.2	$1,090,637.0	$1,392,005.7

Production Information
2)	Product information

Year Ended December 31
2017
NT$
Product	(In Millions)
Wafer	$875,461.4
Others	101,985.8

$977,447.2

Major Customers Representing at Least 10% of Net Revenue

3)	Major customers representing at least 10% of net revenue

	Years Ended December 31
	2017		2018		2019
	Amount	%	Amount	%	Amount	%
	NT$		NT$		NT$
	(In Millions)		(In Millions)		(In Millions)
Customer A	$220,463.1	23	$224,690.7	22	$247,213.3	23
Customer B	46,355.5	5	83,885.6	8	152,876.9	14